Financial Instruments - Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts (Details) - Liquidity risk [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts [Line Items]
Trade payable	$ 1,042	$ 1,154
Payables and credit balances	703	840
Lease liability	487	257
Total	2,232	2,251
Up to one year [Member]
Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts [Line Items]
Trade payable	1,042	1,154
Payables and credit balances	703	840
Lease liability	178	100
Total	1,923	2,094
One to two years [Member]
Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts [Line Items]
Trade payable
Payables and credit balances
Lease liability	190	77
Total	190	77
From two years to three years [Member]
Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts [Line Items]
Trade payable
Payables and credit balances
Lease liability	119	80
Total	$ 119	$ 80